Fixed Assets (Tables)	12 Months Ended
Dec. 31, 2025
Fixed Assets
Fixed Assets - Vessels, net (Table)

	Vessel cost	Accumulated depreciation	Net book value
Balance as at January 1, 2024	$1,910,692	$(85,791)	$1,824,901
Vessel acquisitions	1,150,782	—	1,150,782
Improvements	141	—	141
Depreciation for the year	—	(76,454)	(76,454)
Balance as at December 31, 2024	$3,061,615	$(162,245)	$2,899,370
Improvements	72	—	72
Depreciation for the year	—	(87,065)	(87,065)
Balance as at December 31, 2025	$3,061,687	$(249,310)	$2,812,377

Fixed Assets - Vessel acquisitions (Table)
Vessel	Delivery Date	Consideration	Debt (Note 8)	Umbrella Seller’s Credit (Note 8)	Advances	Cash
LNG/C Axios II	January 2, 2024	$314,000	$190,000	$92,600	$31,400	$—
LNG/C Assos	May 31, 2024	277,000	240,000	—	27,700	9,300
LNG/C Aktoras	June 5, 2024	311,000	240,000	39,900	31,100	—
LNG/C Apostolos	June 28, 2024	302,000	192,000	2,264	30,200	77,536
Total		$1,204,000	$862,000	$134,764	$120,400	$86,836

Fixed Assets - Vessel acquisitions 2024 (Table)
Vessels, net	$1,150,782
Above market acquired charters (Note 7)	58,254
Below market acquired charters (Note 7)	(5,036)
Total	$1,204,000

Fixed Assets - additional vessels latest technology under construction cost (Table)

Hull Number/Vessel name	CBM	Contract price	Expected delivery
LNG/C Amfialos (Hull No.8327)	174,000	$248,000	August 2028
LNG/C Amfilochos (Hull No.8328)	174,000	248,000	January 2029
LNG/C Amissos (Hull No.8329)	174,000	248,000	February 2029

Fixed Assets - vessels under construction cost (Table)

Vessels under construction cost
Balance as at January 1, 2024	$140,369
Advances and initial expenses for vessels under construction	249,921
Balance as at December 31, 2024	$390,290
Advances and initial expenses for vessels under construction	314,111
Balance as at December 31, 2025	$704,401

Fixed Assets - Advances for vessels under construction - related party (Table)
Advances for vessels under construction-related party
Balance as at January 1, 2024	$174,400
Transfer to vessels, net	(120,400)
Balance as at December 31, 2024	$54,000

Balance as at December 31, 2025	$54,000